Policyholder liabilities and unallocated surplus - Analysis of movements, Asia (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Analysis of movements in policyholder liabilities and unallocated surplus
Unallocated surplus of with-profits funds on the consolidated statement of financial position	£ 16,951	£ 14,317
Unallocated surplus of with-profits funds on the consolidated statement of financial position	15,845	16,951
Operating segments excluding intra-group amounts
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	435,629	409,714
Policyholder liabilities on the consolidated statement of financial position	411,211	388,996
Unallocated surplus of with-profits funds on the consolidated statement of financial position	16,951	14,317
Group's share of policyholder liabilities of joint ventures and associates	7,467	6,401
Premiums	41,138	41,892
Surrenders	(21,714)	(20,035)
Maturities/deaths	(10,786)	(11,109)
Net flows	8,638	10,748
Shareholders' transfers post-tax	(324)	(287)
Investment-related items and other movements	(18,264)	35,579
Foreign exchange translation differences	14,288	(20,125)
Ending Balance	433,252	435,629
Policyholder liabilities on the consolidated statement of financial position	409,262	411,211
Unallocated surplus of with-profits funds on the consolidated statement of financial position	15,845	16,951
Group's share of policyholder liabilities of joint ventures and associates	8,145	7,467
Average Policy liability	419,722	407,038
Operating segments excluding intra-group amounts | Shareholder-backed
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	267,026
Group's share of policyholder liabilities of joint ventures and associates	7,467
Premiums	22,178	23,566
Surrenders	(16,612)	(15,205)
Maturities/deaths	(5,302)	(5,644)
Net flows	264	2,717
Investment-related items and other movements	(13,178)	22,978
Foreign exchange translation differences	12,093	(17,837)
Policyholder liabilities on the consolidated statement of financial position	258,812	267,026
Group's share of policyholder liabilities of joint ventures and associates	8,145	7,467
Deductions for intra-group reinsurance
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	(1,235)
Policyholder liabilities on the consolidated statement of financial position	(1,109)	(1,235)
Deductions for intra-group reinsurance | With-profits
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	(1,235)
Policyholder liabilities on the consolidated statement of financial position	£ (1,109)	£ (1,235)
Asia insurance operations | Shareholder-backed
Analysis of movements in policyholder liabilities and unallocated surplus
Percentage rate of surrender	6.60%	8.40%
Asia insurance operations | Operating segments excluding intra-group amounts
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	£ 73,839	£ 62,784
Policyholder liabilities on the consolidated statement of financial position	62,898	53,716
Unallocated surplus of with-profits funds on the consolidated statement of financial position	3,474	2,667
Group's share of policyholder liabilities of joint ventures and associates	7,467	6,401
New business	3,666	3,440
In-force	9,521	8,423
Premiums	13,187	11,863
Surrenders	(2,793)	(3,079)
Maturities/deaths	(1,978)	(1,909)
Net flows	8,416	6,875
Shareholders' transfers post-tax	(65)	(54)
Investment-related items and other movements	(2,784)	8,182
Foreign exchange translation differences	3,357	(3,948)
Ending Balance	82,763	73,839
Policyholder liabilities on the consolidated statement of financial position	72,107	62,898
Unallocated surplus of with-profits funds on the consolidated statement of financial position	2,511	3,474
Group's share of policyholder liabilities of joint ventures and associates	8,145	7,467
Average Policy liability	75,309	65,241
Net flow increase (decrease)	1,541
Asia insurance operations | Operating segments excluding intra-group amounts | With-profits
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	36,437	29,933
Policyholder liabilities on the consolidated statement of financial position	32,963	27,266
Unallocated surplus of with-profits funds on the consolidated statement of financial position	3,474	2,667
New business	1,155	1,143
In-force	5,280	4,656
Premiums	6,435	5,799
Surrenders	(338)	(324)
Maturities/deaths	(932)	(901)
Net flows	5,165	4,574
Shareholders' transfers post-tax	(65)	(54)
Investment-related items and other movements	(1,580)	4,385
Foreign exchange translation differences	2,209	(2,401)
Ending Balance	42,166	36,437
Policyholder liabilities on the consolidated statement of financial position	39,655	32,963
Unallocated surplus of with-profits funds on the consolidated statement of financial position	2,511	3,474
Average Policy liability	36,309	30,115
Asia insurance operations | Operating segments excluding intra-group amounts | Unit-linked
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	20,027	17,507
Policyholder liabilities on the consolidated statement of financial position	16,263	14,289
Group's share of policyholder liabilities of joint ventures and associates	3,764	3,218
New business	1,426	1,298
In-force	1,767	1,637
Premiums	3,193	2,935
Surrenders	(1,904)	(2,288)
Maturities/deaths	(140)	(150)
Net flows	1,149	497
Investment-related items and other movements	(1,425)	2,830
Foreign exchange translation differences	431	(807)
Ending Balance	20,182	20,027
Policyholder liabilities on the consolidated statement of financial position	16,368	16,263
Group's share of policyholder liabilities of joint ventures and associates	3,814	3,764
Average Policy liability	20,105	18,767
Asia insurance operations | Operating segments excluding intra-group amounts | Other business
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	17,375	15,344
Policyholder liabilities on the consolidated statement of financial position	13,672	12,161
Group's share of policyholder liabilities of joint ventures and associates	3,703	3,183
New business	1,085	999
In-force	2,474	2,130
Premiums	3,559	3,129
Surrenders	(551)	(467)
Maturities/deaths	(906)	(858)
Net flows	2,102	1,804
Investment-related items and other movements	221	967
Foreign exchange translation differences	717	(740)
Ending Balance	20,415	17,375
Policyholder liabilities on the consolidated statement of financial position	16,084	13,672
Group's share of policyholder liabilities of joint ventures and associates	4,331	3,703
Average Policy liability	18,895	16,359
Asia insurance operations | Operating segments excluding intra-group amounts | Shareholder-backed
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	29,935
Group's share of policyholder liabilities of joint ventures and associates	7,467
Premiums	6,752	6,064
Surrenders	(2,455)	(2,755)
Maturities/deaths	(1,046)	(1,008)
Net flows	3,251	2,301
Investment-related items and other movements	(1,204)	3,797
Foreign exchange translation differences	1,148	(1,547)
Policyholder liabilities on the consolidated statement of financial position	32,452	29,935
Group's share of policyholder liabilities of joint ventures and associates	8,145	7,467
Asia insurance operations | Operations within segments
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	64,133
Policyholder liabilities on the consolidated statement of financial position	73,216	64,133
Unallocated surplus of with-profits funds on the consolidated statement of financial position	2,511
Asia insurance operations | Operations within segments | With-profits
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	34,198
Policyholder liabilities on the consolidated statement of financial position	40,764	£ 34,198
Unallocated surplus of with-profits funds on the consolidated statement of financial position	£ 2,511